Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other liabilities (Tables) [Abstract]
Other liabilities

43.   Other liabilities

	R$ thousand
	On December 31
	2018	2017
Financial liabilities	62,598,235	62,439,512
Credit card transactions (1)	22,887,885	26,163,066
Foreign exchange transactions (2)	19,801,468	17,085,029
Loan assignment obligations	8,058,619	8,454,076
Capitalization bonds	8,186,955	7,562,974
Securities trading	3,321,219	2,317,155
Liabilities for acquisition of assets - financial leases (Note 43a)	342,089	857,212

Other liabilities	34,157,435	35,377,312
Third party funds in transit (3)	7,135,635	7,211,038
Provision for payments	8,266,532	8,743,428
Sundry creditors	3,137,923	3,205,800
Social and statutory	4,966,975	4,524,457
Other taxes payable	1,757,283	1,466,306
Liabilities for acquisition of assets and rights	1,206,376	1,480,777
Other	7,686,711	8,745,506
Total	96,755,670	97,816,824

(1) Refers to amounts payable to merchants;

(2) Mainly refers to the institution's sales in foreign currency to customers and its right's in domestic currency, resulting from exchange sale operations; and

(3) Mainly refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

Composition by maturity of financial leases and details of operating leases

a)     Composition by maturity of financial leases and details of operating leases

	R$ thousand
	On December 31
	2018	2017
Due within one year	296,691	564,337
From 1 to 2 years	45,398	256,327
From 2 to 3 years	-	36,548
Total	342,089	857,212